INCOME TAXES - Schedule of Income Tax (Benefit) Expense and Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income tax (benefit) expense	$ (48,650)	$ 118	$ (6,244)	$ 118
Effective income tax rate	5.70%	(3.60%)	0.50%	3.30%